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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                                 Form 13F
                            Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 1999
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:_____The Adams Express Company____
Address: _7 St. Paul Street, Suite 1140
__________Baltimore, MD 21202__________
__________________________________________
Form 13F File Number: 28-597_________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: ___Christine M. Griffith_
Title: __Assistant Treasurer___
Phone: __(401) 752-5900________
Signature, Place, and Date of Signing:
__(signed)_Christine M. Griffith Baltimore, Md. October 27, 1999 [Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]
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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: __________0____
Form 13F Information Table Entry Total: ____127______
Form 13F Information Table Value Total: $_1,712______
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28- NONE____________ ________________________
[Repeat as necessary.
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                           FORM 13F INFORMATION TABLE

COLUMN 1                              COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5       COL. 6  COLUMN 7         COLUMN 8
-------------------------------       --------  ---------  --------   ------------------ -------  --------  ----------------------
                                      TITLE OF               VALUE                       INVSTMT    OTHER
NAME OF ISSUER                          CLASS     CUSIP    (x$1000)                      DSCRETN  MANAGERS
                                                                                SH/ PUT/                       VOTING AUTHORITY
                                                                      SHARES/   PRN CALL
                                                                      PRIN. AMT
                                                                                                              SOLE    SHA   NONE
                                                                                                                      RED
ABBOTT LABORATORIES                   COM       002824100      15,776   430,000 SH       SOLE                 430,000
ABBOTT LABORATORIES                   CALL      002824900       1,101    30,000     CALL
ALBERTSON'S INC.                      COM       013104104      12,213   308,700 SH       SOLE                 308,700
ALBERTSON'S INC.                      PUT       013104954       1,040    26,300     PUT
ALZA CORPORATION                      COM       022615108      14,556   340,000 SH       SOLE                 340,000
AMBAC FINANCIAL GROUP, INC.           COM       023139108      17,984   379,600 SH       SOLE                 379,600
AMERICAN HOME PRODUCTS CORP.          COM       026609107      19,090   460,000 SH       SOLE                 460,000
AMERICAN HOME PRODUCTS CORP.          CALL      026609907       1,037    25,000     CALL
AMERICAN INT'L. GROUP INC.            COM       026874107      44,012   506,250 SH       SOLE                 506,250
AMERICAN RETIREMENT CORP.             COM       028913101       1,483   151,100 SH       SOLE                 151,100
AMER. RET. CORP 5.75% CONV DUE 2OO2   DEBS      028913AA9       2,880 4,000,000 PRN      SOLE               4,000,000
AMERITECH CORP.                       COM       030954101      20,692   310,000 SH       SOLE                 310,000
ANNUITY AND LIFE RE (HOLDINGS), LTD.  COM       G03910109      17,413   700,000 SH       SOLE                 700,000
ASSOC. FIRST CAPITAL CORP. SER. A     COM       046008108      19,685   546,800 SH       SOLE                 546,800
AVERY DENNISON CORP.                  COM       053611109      11,457   217,200 SH       SOLE                 217,200
AVERY DENNISON CORP                   PUT       053611959       1,582    30,000     PUT
BP AMOCO PLC SPN                      ADRS      055662104      16,621   150,000 ADR      SOLE                 150,000
BANK ONE CORP                         COM       06443A103      11,488   330,000 SH       SOLE                 330,000
BAXTER INTERNATIONAL                  COM       071813109      15,364   255,000 SH       SOLE                 255,000
BELLSOUTH CORP.                       COM       079860102      20,020   440,000 SH       SOLE                 440,000
BLACK & DECKER CORP.                  COM       091797100      13,706   300,000 SH       SOLE                 300,000
BLACK & DECKER CORP.                  PUT       091797950         685    15,000     PUT
BLACK HILLS CORP.                     COM       092113109      12,938   555,000 SH       SOLE                 555,000
CANADIAN NATIONAL RAILWAY.            COM       136375102       1,818    60,000 SH       SOLE                  60,000
CANADIAN NATIONAL RAILWAY 5.25% PFD   QUIDS     136375409         775    15,000 SH       SOLE                  15,000
CHIRON CORP.                          COM       170040109      15,228   550,000 SH       SOLE                 550,000
CINERGY CORP.                         COM       172474108       8,494   300,000 SH       SOLE                 300,000
CICSO SYSTEMS, INC.                   COM       17275R102      62,906   917,500 SH       SOLE                 917,500
COCA-COLA CO.                         COM       191216100       8,203   170,000 SH       SOLE                 170,000
CONSOLIDATED PAPERS INC.              COM       209759109      11,019   410,000 SH       SOLE                 410,000
CORNING, INC.                         COM       219350105      31,539   460,000 SH       SOLE                 460,000
CORNING, INC                          CALL      219350905       1,028    15,000     CALL
CORNING, INC                          PUT       219350955         686    10,000     PUT
CBRL GROUP, INC.                      COM       224100107       5,270   340,000 SH       SOLE                 340,000
DST SYSTEMS INC.                      COM       233326107      18,143   319,000 SH       SOLE                 319,000
DST SYSTEMS INC                       CALL      236326907       1,365    24,000     CALL
DEAN FOODS CO.                        COM       242361103      13,069   300,000 SH       SOLE                 300,000
DELPHI AUTOMOTIVE, INC.               COM       247126105      10,601   660,000 SH       SOLE                 660,000
DOVER CORP.                           COM       260003108      10,628   260,000 SH       SOLE                 260,000
ELAN CORP. PLC                        ADRS      284131208      29,199   870,000 SH       SOLE                 870,000
ENDESA, S.A.                          ADRS      29258N107       6,694   350,000 SH       SOLE                 350,000
ENGELHARD CORP.                       COM       292845104       5,475   300,000 SH       SOLE                 300,000
ENRON CORP.                           COM       293561106      20,531   500,000 SH       SOLE                 250,000
ERICSSON(L.M.) TEL. 4.25% CV DUE 2000 DEBS      294821509       1,012   120,000 PRN      SOLE                 120,000
ERISSON (L.M.) TELEPHONE CO.          COM       294821400      23,437   750,000 SH       SOLE                 750,000
FEDERAL HOME LOAN MORTGAGE CORP.      COM       313400301      18,720   360,000 SH       SOLE                 360,000
FINANCIAL SEC. ASSURANCE HOLDINGS LTD COM       31769P100      15,888   307,387 SH       SOLE                 307,387
FIRST DATA CORP.                      COM       319963104      15,092   343,980 SH       SOLE                 343,980
FORT JAMES CORP.                      COM       347471104      15,345   575,000 SH       SOLE                 575,000
FORT JAMES CORP.                      PUT       347471954         400    15,000     PUT
GENERAL ELECTRIC CO.                  COM       369604103      77,658   655,000 SH       SOLE                 655,000
GILLETTE CO.                          COM       375766102      14,903   439,120 SH       SOLE                 439,120
GLOBAL CROSSING LTD                   COM       G3921A100      24,446   922,500 SH       SOLE                 922,500
GLOBAL CROSSING LTD                   PUT       G3921A950         397    15,000     PUT
GREENPOINT FINANCIAL CORP.            COM       395384100      11,289   425,000 SH       SOLE                 425,000
GREENPOINT FINANCIAL CORP.            PUT       395384950         266    10,000     PUT
HEWLETT-PACKARD CO.                   COM       428236103      18,150   200,000 SH       SOLE                 200,000
HEWLETT-PACKARD CO.                   PUT       428236953         907    10,000     PUT
HOUSTON IND. INC. 7% CV DUE 7/1/2000  DECS      442161204      15,300   150,000 SH       SOLE                 150,000
INTEGRATED HEALTH SER. 5.75% CV DUE   DEBS      45812CAB2         137 1,375,000 PRN      SOLE               1,375,000
INTEL CORP.                           COM       458140100      25,266   340,000 SH       SOLE                 340,000
INTERSTATE BAKERIES CORP.             COM       46072H108       3,174   138,000 SH       SOLE                 138,000
INTERNATIONAL NETWORK SERVICE         COM       460053101      21,750   400,000 SH       SOLE                 400,000
INVESTORS FINANCIAL SERV. CORP.       COM       461915100      16,500   480,000 SH       SOLE                 480,000
IVEX PACKAGING CORP.                  COM       465855104       6,000   600,000 SH       SOLE                 600,000
LILLY (ELI) & CO.                     COM       532457108      18,614   290,000 SH       SOLE                 290,000
LILLY (ELI) & CO.                     CALL      532457908       1,284    20,000     CALL
LUCENT TECHNOLOGIES INC.              COM       549463107      11,029   170,000 SH       SOLE                 170,000
LUCENT TECHNOLOGIES INC.              CALL      549463907       1,297    20,000     CALL SOLE
MCI WORLDCOM, INC.                    COM       55268B106      29,469   410,000 SH       SOLE                 410,000
MCDONALD'S COR.                       COM       580135101      24,220   560,000 SH       SOLE                 560,000
MEAD CORP.                            COM       582834107      13,750   400,000 SH       SOLE                 400,000
MEDIAONE GROUP INC.                   COM       58440J104      10,247   150,000 SH       SOLE                 150,000
MEADIAONE GROUP, INC. 6.25% DUE 2001  PIES      58440J401       8,920    85,000 SH       SOLE                  85,000
MELLON BANK CORP.                     COM       585509102      14,122   420,000 SH       SOLE                 420,000
MERCK & CO., INC.                     COM       589331107      19,444   300,000 SH       SOLE                 300,000
MOBIL CORP.                           COM       607059102      12,090   120,000 SH       SOLE                 120,000
MOTOROLA, INC.                        COM       620076109      14,245   161,874 SH       SOLE                 161,874
NATIONAL CITY CORP.                   COM       635405103       4,270   160,000 SH       SOLE                 160,000
NEXTEL COMMUNICATIONS, INC.           COM       65332V103      40,688   600,000 SH       SOLE                 600,000
NOKIA CORP. PFD                       ADRS      654902204      43,589   485,000 SH       SOLE                 485,000
NOKIA CORP. PFD. ADR                  CALL      654902204       1,797    20,000     CALL SOLE
NORTEL NETWORKS LTD                   COM       656569100      38,760   760,000 SH       SOLE                 760,000
NORTEL NETWORKS LTD                   CALL      656569900       1,020    20,000     CALL
NORTHWESTERN CORP.                    COM       668074107      11,375   500,000 SH       SOLE                 500,000
ORACLE CORP                           COM       68389X105      12,740   280,000                               280,000
ORACLE CORP                           PUT       68389X955       2,275    50,000     PUT
OWENS-ILLINOIS INC.                   COM       690768403      12,086   610,000 SH       SOLE                 610,000
OWENS-ILLINOIS INC                    PUT       690768953         793    40,000     PUT
PALL CORP.                            COM       696429307      13,913   600,000 SH       SOLE                 600,000
PEOPLES HERITAGE FINANCIAL GROUP      COM       711147108       7,880   474,000 SH       SOLE                 474,000
PEPSICO, INC.                         COM       713448108       8,998   295,000 SH       SOLE                 295,000
PEPSICO, INC.                         CALL      713448908         458    15,000     CALL
PETROLEUM & RESOURCES CORP.           COM       716549100      38,734 1,145,570 SH       SOLE               1,145,750
PHARMACIA  & UPJOHN INC.              COM       716941109      14,888   300,000 SH       SOLE                 300,000
PHARMACIA  & UPJOHN INC               PUT       716941959         496    10,000     PUT
POLO RALPH LAUREN CORP.               COM       731572103       2,422   135,000 SH       SOLE                 135,000
PROVIDENT BANKSHARES CORP.            COM       743859100       6,467   303,875 SH       SOLE                 303,875
QRS CORP.                             COM       74726X105      32,223   502,500 SH       SOLE                 502,500
QWEST COMMUNICATIONS INT'L. INC.      COM       749121109      23,414   792,012 SH       SOLE                 792,012
QWEST COMM. INTL INC 5.75% DUE 2003   TRENDS    74912L105       6,125   125,000 SH       SOLE                 125,000
QWEST COMMUNICATIONS INT'L. INC       CALL      749121909       1,330    45,000     CALL
RCN CORP                              PUT       749361951       2,050    50,000     PUT
RALSTON PURINA CO. 7% DUE 2000        COM       751227401       8,460   180,000 SH       SOLE                 180,000
ROYAL DUTCH PETROLEUM CO.             GLDR1.25  780257804      10,631   180,000 SH       SOLE                 180,000
RYDER SYSTEM INC.                     COM       783549108      12,225   600,000 SH       SOLE                 600,000
SBC COMMUNICATIONS INC.               COM       78387G103      19,404   380,000 SH       SOLE                 380,000
SAPIENT CORP                          COM       803062108      25,448   270,000                               270,000
SAPIENT CORP                          PUT       803062958       4,712    50,000     PUT
SCHLUMBERGER, LTD                     COM       806857108       5,508    88,400 SH       SOLE                  88,400
SMITHKLINE BEECHAM PLC                ADRS      832378301      14,983   260,000 SH       SOLE                 260,000
SOLECTRON CORP.                       COM       834182107      72,531 1,010,000 SH       SOLE               1,010,000
STERLING COMMERCE INC.                COM       859205106      10,673   575,000 SH       SOLE                 575,000
STERLING COMMERCE INC.                PUT       859205956         186    10,000     PUT  SOLE
SUNRISE ASSISTED LIVING, INC.         COM       86768K106      11,688   440,000 SH       SOLE                 440,000
TECO ENERGY, INC                      COM       872375100       6,338   300,000 SH       SOLE                 300,000
TIFFANY & COMPANY                     COM       886547108      11,987   200,000 SH       SOLE                 200,000
TIFFANY & COMPANY                     CALL      886547908       1,199    20,000     CALL
TIME WARNER TELECOM                   COM       887319101       7,922   379,500 SH       SOLE                 379,500
TIME WARNER TELECOM                   PUT       887319951       1,253    60,000     PUT
UNITED WATER RESOURCES, INC.          COM       913190104      19,575   600,000 SH       SOLE                 600,000
VODAFONE AIRTOUCH PLC                 ADRS      92857T107      13,671    57,500 SH       SOLE                  57,500
WACHOVIA CORP.                        COM       929771103      14,939   190,000 SH       SOLE                 190,000
WELLS FARGO & CO.                     COM       949746101      21,793   550,000 SH       SOLE                 550,000
WILLIAMS COMPANIES, INC.              COM       969457100      18,812   500,000 SH       SOLE                 500,000
WILMINGTON TRUST CORP.                COM       971807102      10,198   210,000 SH       SOLE                 210,000
                                                            1,711,937

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